Nature of business and organization (Details Narrative)	12 Months Ended
Nov. 30, 2023
Anthill [Member]
Beneficial ownership interest percentage	57.79%
Anthill [Member] | Ohm Y Home BVI Limited [Member]
Beneficial ownership interest percentage	57.79%
Other Existing Shareholders [Member]
Beneficial ownership interest percentage	42.21%
Other Existing Shareholders [Member] | Ohm Y Home BVI Limited [Member]
Beneficial ownership interest percentage	42.21%